Property, Equipment and Leasehold Improvement, Net (Details) - Schedule of Property, Equipment and Leasehold Improvement, Net - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	¥ 9,445	¥ 9,253
Less: accumulated depreciation	(7,778)	(7,082)
Property, equipment and leasehold improvement, net	1,667	2,171
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	3,697	3,621
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	1,569	1,386
Electronic equipment and others [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	¥ 4,179	¥ 4,246